Note 8 - Convertible Notes Payable - 10Q (Details) - Notes Payable (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Less: debt discount	$ (24,041)	$ (42,534)	$ 0
	176,932	184,289	80,535
Including Related Parties [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	445,988	446,328	387,661
Less: debt discount	(218,097)	(229,573)	(307,126)
	227,891	216,755	80,535
Private Placement [Member] | Due June 26, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	75,000	100,000
JMJ Financial Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	191,663	191,663	207,161
Asher Enterprises Inc [Member] | Due March 21, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		7,500
Asher Enterprises Inc [Member] | Due May 10, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		42,500
Asher Enterprises Inc [Member] | Due August 27, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	42,500	42,500
Asher Enterprises Inc [Member] | Due December 6, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	42,500
Carebourn Capital LP [Member] | Due December 19, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	60,000
TCA Global Credit Master Fund, LP [Member] | Due January 3, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	$ 34,325	$ 62,165